UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2006

Item 1. Reports to Stockholders

Fidelity® Specialized High Income
Central Investment Portfolio

Annual Report

August 31, 2006

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

SHI-ANN-1006 443205.1.0
1.820817.101

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Note to Shareholders: The Board of Trustees approved a change in the fiscal year end of the fund from April 30th to August 31st, effective August 31, 2006.

Average Annual Total Returns

Average annual total returns take Fidelity Specialized High Income Central Investment Portfolio's cumulative total return and show you what would have happened if Fidelity Specialized High Income Central Investment Portfolio's shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Specialized High Income Central Investment Portfolio on September 20, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Merrill Lynch® U.S. High Yield Master II - BB Rated Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Matthew Conti, Portfolio Manager of Fidelity® Specialized High Income Central Investment Portfolio

High-yield bonds did appreciably better than investment-grade debt during the 12-month period ending August 31, 2006. The "junk" market benefited from a combination of higher yields, lower sensitivity to interest rates, still-strong corporate credit profiles, default rates that remained near record lows and investors' overall increased appetite for risk. For the period as a whole, the Merrill Lynch® U.S. High Yield Master II Constrained Index rose 4.87%. That return nearly tripled the Lehman Brothers® Aggregate Bond Index - a gauge of the U.S. investment-grade bond universe - which rose 1.71%. Of the nearly 40 industry components of the Merrill Lynch Index, only one - health care - had a negative return. Issuance of high-yield securities remained strong during the past year, although demand did not quite keep up. That dynamic was partly the result of a slowing economy, which implies that the high-yield market's default rate may rise because companies will have a harder time paying off their debt as economic growth stalls.

From its inception on September 20, 2005, through August 31, 2006 - the fund's new fiscal year end - the fund returned 4.80%, compared with 3.71% for the Merrill Lynch U.S. High Yield Master II-BB Rated Constrained Index. For the four months ending August 31, 2006 - the period since I last reported to you - the fund returned 2.11%, compared with 1.72% for the index. For the period since its inception, underweighting the automotive group early on, along with favorable security and market selection in health care and paper companies overall, helped the fund outperform its index. Weaker security selection in energy and underweighting diversified media detracted from returns. Underweighting General Motors - not held at period end - and not owning hospital company HCA, both of which struggled, provided a big boost to relative performance. Investments posting positive returns included paper company Georgia-Pacific and Ford Motor Credit, while timely trading in Ford Motor Company - not held at period end - and General Motors Acceptance Corporation also contributed. By contrast, natural gas producer Chesapeake Energy and bricks-and-mortar gaming company Station Casinos detracted, as did underweighting diversified media firm Liberty Media and not owning telecommunication services provider Citizens Communications.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Board of Trustees approved a change in the fiscal year end of the fund from April 30th to August 31st, effective August 31, 2006. Expenses are based on the past six months of activity for the period ended August 31, 2006.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006 to August 31, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Beginning Account Value March 1, 2006	Ending Account Value August 31, 2006	Expenses Paid During Period* March 1, 2006 to August 31, 2006
Actual	$ 1,000.00	$ 1,021.70	$ .09**
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.12	$ .09**

* Expenses are equal to the Fund's annualized expense ratio of .0167%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** If contractual expense limitations effective July 1, 2006 had been in effect during the entire period, the annualized expense ratio would have been .0027% and the expenses paid in the actual and hypothetical examples above would have been $.01 and $.01, respectively.

Annual Report

Investment Changes

The current period information is as of the Fund's new fiscal year end. The comparative information is as of the Fund's most recently published annual report.

Top Five Holdings as of August 31, 2006
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 4 months ago
Chesapeake Energy Corp.	4.3	4.0
MGM MIRAGE	3.5	4.0
General Motors Acceptance Corp.	3.3	4.3
Ford Motor Credit Co.	3.2	3.7
Mohegan Tribal Gaming Authority	3.1	3.2
	17.4
Top Five Market Sectors as of August 31, 2006
	% of fund's net assets	% of fund's net assets 4 months ago
Technology	10.1	9.9
Gaming	9.6	10.1
Energy	9.2	8.8
Electric Utilities	7.1	7.5
Automotive	6.5	8.6
Quality Diversification (% of fund's net assets)
As of August 31, 2006	As of April 30, 2006
BB 82.1%	BB 87.4%
B 10.9%	B 7.7%
Short-Term Investments and Net Other Assets 7.0%	Short-Term Investments and Net Other Assets 4.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of August 31, 2006*		As of April 30, 2006**
	Nonconvertible Bonds 92.5%		Nonconvertible Bonds 95.1%
	Convertible Bonds, Preferred Stocks 0.1%		Convertible Bonds, Preferred Stocks 0.0%
	Floating Rate Loans 0.4%		Floating Rate Loans 0.0%
	Short-Term Investments and Net Other Assets 7.0%		Short-Term Investments and Net Other Assets 4.9%
* Foreign investments	15.4%	** Foreign investments	13.5%

Annual Report

Investments August 31, 2006

Showing Percentage of Net Assets

Corporate Bonds - 92.6%
	Principal Amount	Value (Note 1)
Convertible Bonds - 0.1%
Technology - 0.1%
Flextronics International Ltd. 1% 8/1/10	$ 340,000	$ 337,008
Nonconvertible Bonds - 92.5%
Aerospace - 3.8%
Bombardier, Inc.:
6.75% 5/1/12 (a)	745,000	702,163
7.45% 5/1/34 (a)	620,000	536,300
L-3 Communications Corp.:
5.875% 1/15/15	2,050,000	1,932,125
6.375% 10/15/15	3,000,000	2,895,000
7.625% 6/15/12	1,000,000	1,022,500
Orbital Sciences Corp. 9% 7/15/11	780,000	826,800
		7,914,888
Air Transportation - 1.6%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	1,615,000	1,582,700
6.977% 11/23/22	118,696	113,355
7.324% 4/15/11	365,000	357,700
8.608% 10/1/12	80,000	81,600
Continental Airlines, Inc.:
7.875% 7/2/18	294,692	287,325
9.558% 9/1/19	165,723	171,524
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21	101,570	99,031
7.73% 9/15/12	52,668	50,430
9.798% 4/1/21	469,571	490,701
		3,234,366
Automotive - 6.5%
Ford Motor Credit Co.:
7% 10/1/13	1,705,000	1,585,650
7.25% 10/25/11	650,000	621,204
9.9569% 4/15/12 (b)	370,000	392,207
10.4863% 6/15/11 (a)(b)	3,749,000	3,973,940
General Motors Acceptance Corp.:
5.125% 5/9/08	1,015,000	986,860
5.625% 5/15/09	710,000	686,755
6.125% 2/1/07	835,000	832,158
6.75% 12/1/14	445,000	424,975
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Automotive - continued
General Motors Acceptance Corp.: - continued
6.875% 9/15/11	$ 695,000	$ 681,100
8% 11/1/31	3,225,000	3,241,125
		13,425,974
Building Materials - 1.0%
Anixter International, Inc. 5.95% 3/1/15	2,215,000	2,026,725
Cable TV - 2.6%
EchoStar DBS Corp.:
5.75% 10/1/08	4,655,000	4,608,450
7.125% 2/1/16 (a)	865,000	841,213
		5,449,663
Capital Goods - 1.9%
Case New Holland, Inc. 7.125% 3/1/14	860,000	855,700
Leucadia National Corp. 7% 8/15/13	3,190,000	3,134,175
		3,989,875
Chemicals - 3.6%
Chemtura Corp. 6.875% 6/1/16	390,000	377,832
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	720,000	745,200
10.125% 9/1/08	2,005,000	2,125,300
Millennium America, Inc. 9.25% 6/15/08	975,000	994,500
NOVA Chemicals Corp.:
7.4% 4/1/09	2,745,000	2,738,138
8.405% 11/15/13 (b)	450,000	454,500
		7,435,470
Containers - 0.4%
Ball Corp. 6.625% 3/15/18	790,000	762,350
Diversified Financial Services - 1.3%
E*TRADE Financial Corp.:
7.375% 9/15/13	435,000	442,613
7.875% 12/1/15	425,000	442,000
8% 6/15/11	1,215,000	1,260,563
Residential Capital Corp. 7.3369% 4/17/09 (a)(b)	510,000	511,913
		2,657,089
Electric Utilities - 7.1%
AES Gener SA 7.5% 3/25/14	4,000,000	4,130,000
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	2,405,000	2,405,000
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Electric Utilities - continued
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	$ 3,580,000	$ 3,687,400
Nevada Power Co.:
5.95% 3/15/16 (a)	155,000	152,475
6.65% 4/1/36 (a)	590,000	590,861
Sierra Pacific Power Co. 6% 5/15/16 (a)	565,000	539,575
TXU Corp. 6.5% 11/15/24	3,500,000	3,223,815
		14,729,126
Energy - 9.2%
ANR Pipeline, Inc. 9.625% 11/1/21	425,000	516,906
Chesapeake Energy Corp.:
6.5% 8/15/17	2,880,000	2,674,800
6.625% 1/15/16	60,000	57,450
6.875% 1/15/16	3,000,000	2,910,000
7.5% 6/15/14	1,000,000	1,010,000
7.625% 7/15/13	710,000	722,425
7.75% 1/15/15	1,440,000	1,454,400
Colorado Interstate Gas Co. 6.8% 11/15/15	905,000	900,475
El Paso Natural Gas Co. 8.375% 6/15/32	45,000	49,725
Newfield Exploration Co.:
6.625% 9/1/14	885,000	865,088
6.625% 4/15/16	260,000	252,850
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.25% 9/15/15	1,225,000	1,194,375
Pan American Energy LLC 7.75% 2/9/12 (a)	580,000	582,900
Pogo Producing Co. 6.875% 10/1/17	2,800,000	2,660,000
SESI LLC 6.875% 6/1/14 (a)	490,000	480,200
Southern Natural Gas Co.:
7.35% 2/15/31	525,000	528,938
8% 3/1/32	60,000	64,725
Tennessee Gas Pipeline Co.:
7% 10/15/28	425,000	412,208
7.5% 4/1/17	425,000	440,853
8.375% 6/15/32	420,000	465,675
Williams Companies, Inc. 6.375% 10/1/10 (a)	150,000	147,750
Williams Partners LP/Williams Partners Finance Corp. 7.5% 6/15/11 (a)	685,000	689,281
		19,081,024
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Environmental - 0.8%
Allied Waste North America, Inc.:
5.75% 2/15/11	$ 1,265,000	$ 1,204,913
7.125% 5/15/16 (a)	490,000	477,750
8.5% 12/1/08	45,000	47,025
Browning-Ferris Industries, Inc. 6.375% 1/15/08	10,000	9,900
		1,739,588
Food and Drug Retail - 0.5%
Albertsons, Inc.:
7.45% 8/1/29	535,000	474,860
7.75% 6/15/26	295,000	269,748
8% 5/1/31	245,000	226,313
		970,921
Food/Beverage/Tobacco - 1.9%
Constellation Brands, Inc. 7.25% 9/1/16	440,000	442,200
Reynolds American, Inc.:
6.5% 7/15/10 (a)	2,355,000	2,373,557
7.25% 6/1/13 (a)	490,000	501,250
7.3% 7/15/15 (a)	630,000	645,750
		3,962,757
Gaming - 9.6%
Chukchansi Economic Development Authority:
8% 11/15/13 (a)	335,000	337,513
8.78% 11/15/12 (a)(b)	150,000	153,938
Mandalay Resort Group 9.375% 2/15/10	2,000,000	2,117,500
MGM MIRAGE:
6% 10/1/09	5,195,000	5,084,606
6.625% 7/15/15	1,000,000	941,250
6.75% 9/1/12	920,000	894,700
6.875% 4/1/16	275,000	260,219
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	500,000	476,875
6.375% 7/15/09	4,380,000	4,319,775
7.125% 8/15/14	905,000	888,031
8% 4/1/12	795,000	822,825
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	500,000	488,750
7.25% 5/1/12	1,000,000	985,000
Station Casinos, Inc. 6.875% 3/1/16	2,165,000	2,005,331
		19,776,313
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Healthcare - 3.3%
Omega Healthcare Investors, Inc.:
7% 4/1/14	$ 1,400,000	$ 1,372,000
7% 1/15/16	670,000	649,900
Senior Housing Properties Trust 8.625% 1/15/12	1,445,000	1,542,538
Service Corp. International (SCI):
6.75% 4/1/16	465,000	442,331
8% 6/15/17 (a)(b)	465,000	444,656
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16	1,580,000	1,552,350
6.625% 10/15/14	790,000	790,000
		6,793,775
Homebuilding/Real Estate - 4.6%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	2,920,000	2,927,300
8.125% 6/1/12	2,195,000	2,249,875
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	370,000	340,400
6.25% 1/15/15	90,000	78,867
KB Home 7.75% 2/1/10	2,760,000	2,739,300
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (a)	600,000	594,300
WCI Communities, Inc. 6.625% 3/15/15	845,000	667,550
		9,597,592
Hotels - 2.1%
Grupo Posadas SA de CV 8.75% 10/4/11 (a)	2,330,000	2,414,463
Host Marriott LP:
6.75% 6/1/16	390,000	378,300
7.125% 11/1/13	1,530,000	1,547,213
		4,339,976
Insurance - 1.4%
UnumProvident Corp. 7.375% 6/15/32	2,265,000	2,295,328
UnumProvident Finance Co. PLC 6.85% 11/15/15 (a)	570,000	562,875
		2,858,203
Leisure - 0.7%
Royal Caribbean Cruises Ltd.:
7% 6/15/13	730,000	732,970
yankee 7.5% 10/15/27	670,000	651,575
		1,384,545
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Metals/Mining - 4.7%
Arch Western Finance LLC 6.75% 7/1/13	$ 3,000,000	$ 2,902,500
Drummond Co., Inc. 7.375% 2/15/16 (a)	1,325,000	1,242,188
FMG Finance Pty Ltd.:
9.405% 9/1/11 (a)(b)	440,000	439,450
10% 9/1/13 (a)	850,000	848,938
10.625% 9/1/16 (a)	440,000	439,450
Massey Energy Co. 6.875% 12/15/13	915,000	848,663
Vedanta Resources PLC 6.625% 2/22/10 (a)	3,145,000	3,086,031
		9,807,220
Paper - 1.9%
Catalyst Paper Corp. 8.625% 6/15/11	1,390,000	1,358,725
Georgia-Pacific Corp.:
8% 1/15/24	1,920,000	1,881,600
8.125% 5/15/11	115,000	117,300
8.875% 5/15/31	610,000	628,300
		3,985,925
Publishing/Printing - 1.4%
The Reader's Digest Association, Inc. 6.5% 3/1/11	2,965,000	2,842,694
Services - 2.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (a)	210,000	200,025
7.75% 5/15/16 (a)	775,000	734,313
7.905% 5/15/14 (a)(b)	90,000	88,088
Corrections Corp. of America:
6.25% 3/15/13	295,000	284,675
6.75% 1/31/14	270,000	266,625
7.5% 5/1/11	245,000	249,288
FTI Consulting, Inc. 7.625% 6/15/13	2,360,000	2,377,700
		4,200,714
Shipping - 2.0%
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	2,070,000	2,002,725
8.25% 3/15/13	1,000,000	1,032,500
Teekay Shipping Corp. 8.875% 7/15/11	1,000,000	1,060,000
		4,095,225
Steels - 0.1%
Allegheny Technologies, Inc. 8.375% 12/15/11	145,000	151,888
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Super Retail - 1.0%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	$ 2,090,000	$ 2,129,188
Technology - 9.7%
Freescale Semiconductor, Inc.:
6.875% 7/15/11	4,755,000	4,844,156
7.125% 7/15/14	1,000,000	1,021,250
IKON Office Solutions, Inc. 7.75% 9/15/15	1,625,000	1,645,313
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 8.5794% 12/15/11 (b)	1,220,000	1,046,150
STATS ChipPAC Ltd. 7.5% 7/19/10	3,705,000	3,695,738
Xerox Capital Trust I 8% 2/1/27	5,000,000	5,099,987
Xerox Corp.:
6.4% 3/15/16	790,000	779,138
6.75% 2/1/17	500,000	500,625
7.625% 6/15/13	1,000,000	1,038,750
9.75% 1/15/09	435,000	469,800
		20,140,907
Telecommunications - 5.8%
American Tower Corp. 7.125% 10/15/12	945,000	963,900
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (a)	1,480,000	1,513,300
Mobile Telesystems Finance SA 8% 1/28/12 (a)	1,540,000	1,574,650
Qwest Corp.:
7.5% 10/1/14 (a)	660,000	670,725
8.5794% 6/15/13 (b)	1,000,000	1,072,500
8.875% 3/15/12	400,000	433,000
Rogers Communications, Inc.:
7.25% 12/15/12	845,000	866,125
9.625% 5/1/11	1,910,000	2,129,650
U.S. West Communications:
6.875% 9/15/33	670,000	599,650
7.5% 6/15/23	965,000	938,463
Windstream Corp.:
8.125% 8/1/13 (a)	500,000	527,500
8.625% 8/1/16 (a)	500,000	528,750
		11,818,213
TOTAL NONCONVERTIBLE BONDS		191,302,194
TOTAL CORPORATE BONDS (Cost $194,704,148)		191,639,202
Floating Rate Loans - 0.4%
	Principal Amount	Value (Note 1)
Banks and Thrifts - 0.1%
Charter Municipal Mortgage Acceptance Co. term loan 7.9% 8/15/12 (b)	$ 290,000	$ 291,088
Technology - 0.3%
Affiliated Computer Services, Inc. Tranche B2, term loan 7.4041% 3/20/13 (b)	530,000	530,994
TOTAL FLOATING RATE LOANS (Cost $820,000)		822,082
Cash Equivalents - 5.9%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 5.25%, dated 8/31/06 due 9/1/06) (Cost $12,144,000)	$ 12,145,771	12,144,000
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $207,668,148)		204,605,284
NET OTHER ASSETS - 1.1%		2,268,210
NET ASSETS - 100%		$ 206,873,494
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,148,031 or 14.6% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	84.6%
Canada	4.2%
Chile	2.0%
Singapore	1.9%
United Kingdom	1.8%
Luxembourg	1.3%
Mexico	1.2%
Others (individually less than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2006

Assets
Investment in securities, at value (including repurchase agreements of $12,144,000) - See accompanying schedule: Unaffiliated issuers (cost $207,668,148)		$ 204,605,284
Cash		143,150
Interest receivable		3,628,593
Total assets		208,377,027

Liabilities
Payable for investments purchased	$ 289,048
Distributions payable	1,208,700
Other payables and accrued expenses	5,785
Total liabilities		1,503,533

Net Assets		$ 206,873,494
Net Assets consist of:
Paid in capital		$ 209,936,358
Net unrealized appreciation (depreciation) on investments		(3,062,864)
Net Assets, for 2,100,948 shares outstanding		$ 206,873,494
Net Asset Value, offering price and redemption price per share ($206,873,494 ÷ 2,100,948 shares)		$ 98.47

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Four months ended August 31, 2006	For the period September 20, 2005 (commencement of operations) to April 30, 2006

Investment Income
Interest (including $13,785 and $7,282, respectively, from affiliated interfund lending)	$ 4,864,513	$ 8,418,417

Expenses
Independent directors' compensation	$ 264	$ 452
Custodian fees and expenses	1,954	4,418
Audit	23,196	47,277
Legal	212	151
Miscellaneous	-	241
Total expenses before reductions	25,626	52,539
Expense reductions	(22,765)	(1,887)
Total expenses	2,861	50,652
Net investment income	4,861,652	8,367,765
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(182,415)	(45,950)
Change in net unrealized appreciation (depreciation) on investment securities	(396,507)	(2,666,357)
Net gain (loss)	(578,922)	(2,712,307)
Net increase (decrease) in net assets resulting from operations	$ 4,282,730	$ 5,655,458

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Four months ended August 31, 2006	For the period September 20, 2005 (commencement of operations) to April 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 4,861,652	$ 8,367,765
Net realized gain (loss)	(182,415)	(45,950)
Change in net unrealized appreciation (depreciation)	(396,507)	(2,666,357)
Net increase (decrease) in net assets resulting from operations	4,282,730	5,655,458
Distributions to partners from net investment income	(4,736,126)	(8,186,862)
Affiliated share transactions Proceeds from sales of shares	-	209,858,294
Total increase (decrease) in net assets	(453,396)	207,326,890

Net Assets
Beginning of period	207,326,890	-
End of period	$ 206,873,494	$ 207,326,890
Other Information Shares
Sold	-	2,100,948

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

	Four months ended August 31,	April 30,
	2006	2006 E
Selected Per-Share Data
Net asset value, beginning of period	$ 98.68	$ 100.00
Income from Investment Operations
Net investment income D	2.314	3.996
Net realized and unrealized gain (loss)	(.270)	(1.413)
Total from investment operations	2.044	2.583
Distributions to partners from net investment income	(2.254)	(3.903)
Net asset value, end of period	$ 98.47	$ 98.68
Total Return B, C	2.11%	2.63%
Ratios to Average Net Assets F
Expenses before reductions	.0371% A	.0417% A
Expenses net of fee waivers, if any	.0061% A	.0417% A
Expenses net of all reductions	.0041% A	.0402% A
Net investment income	7.04% A	6.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 206,873	$ 207,327
Portfolio turnover rate	46% A	55% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 20, 2005 (commencement of operations) to April 30, 2006.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2006

1. Significant Accounting Policies.

Fidelity Specialized High Income Central Investment Portfolio (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

On July 20, 2006, the Board of Directors approved a change in the fiscal year end of the fund from April 30 to August 31. Accordingly, the Fund's financial statements and related notes include information as of the four month period ended August 31, 2006 and the period from September 20, 2005 (commencement of operations) to April 30, 2006. In addition, the Board of Directors approved a change in the name of the Fund from Fidelity Specialized High Income Central Investment Portfolio to Fidelity Specialized High Income Central Fund. This change will become effective November 29, 2006.

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,518,500
Unrealized depreciation	(4,423,671)
Net unrealized appreciation (depreciation)	$ (2,905,171)
Cost for federal income tax purposes	$ 207,510,455

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities,that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $30,188,857 and $34,026,470, respectively for the four month period ended August 31, 2006.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. Effective July 1, 2006, a new expense contract with FMR was approved by the Board of Directors, whereby FMR pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate

Lender 4 months ended August 31, 2006	$ 6,821,500	5.20%
Lender for the period September 20, 2005 (commencement of operations) to April 30, 2006	$ 5,107,273	4.67%

5. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the Fund's operating expenses. During the four month period ended August 31, 2006, this reimbursement reduced the Fund's expenses by $21,410. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the periods ended August 31, 2006 and April 30, 2006, these credits reduced the Fund's custody expenses by $1,355 and $1,887, respectively.

6. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all the outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity Specialized High Income Central Investment Portfolio:

We have audited the accompanying statement of assets and liabilities of Fidelity Specialized High Income Central Investment Portfolio (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments as of August 31, 2006, and the related statement of operations for the four months ended August 31, 2006 and the period ended April 30, 2006, the statement of changes in net assets and the financial highlights for the four months ended August 31, 2006 and for the period September 20, 2005 (commencement of operations) to April 30, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Specialized High Income Central Investment Portfolio as of August 31, 2006, the results of its operations for the four months ended August 31, 2006 and the period ended April 30, 2006, the changes in its net assets and its financial highlights for the four months ended August 31, 2006 and for the period September 20, 2005 (commencement of operations) to April 30, 2006, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 20, 2006

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the Fidelity Central Investment Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 346 funds advised by FMR or an affiliate. Mr. McCoy oversees 348 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 2004

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Specialized High Income Central Investment Portfolio (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2004

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006-present) or Member of the Advisory Board (2005-present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 2004

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Marie L. Knowles (59)

Year of Election or Appointment: 2004

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2004

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 2004

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2004

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Central Investment Portfolios LLC. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Peter S. Lynch (62)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Central Investment Portfolios LLC. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Walter C. Donovan (44)

Year of Election or Appointment: 2005

Vice President of Specialized High Income Central Investment Portfolio. Mr. Donovan also serves as Vice President of Fidelity's High Income Funds (2005-present). Mr. Donovan also serves as Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Donovan served as Vice President of Fidelity's Fixed-Income Funds (2005-2006), certain Asset Allocation Funds (2005-2006), certain Balanced Funds (2005-2006), and as Vice President and Director of Fidelity's International Equity Trading group (1998-2005).

Robert A. Lawrence (53)

Year of Election or Appointment: 2006

Vice President of Specialized High Income Central Investment Portfolio. Mr. Lawrence also serves as Vice President of the High Income Funds. Mr. Lawrence is Senior Vice President of FMR (2006-present) and FMR Co., Inc. (2006-present). Previously, Mr. Lawrence served as President of Fidelity Strategic Investments (2002-2005).

Matthew J. Conti (40)

Year of Election or Appointment: 2005

Vice President of Specialized High Income Central Investment Portfolio. Mr. Conti also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Conti worked as a research analyst and portfolio manager. Mr. Conti also serves as Vice President of FMR (2003) and FMR Co., Inc (2003).

Eric D. Roiter (57)

Year of Election or Appointment: 2005

Secretary of Specialized High Income Central Investment Portfolio. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2005

Assistant Secretary of Specialized High Income Central Investment Portfolio. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2005

President and Treasurer of Specialized High Income Central Investment Portfolio. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or ppointment: 2006

Anti-Money Laundering (AML) officer of Specialized High Income Central Investment Portfolio. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Specialized High Income Central Investment Portfolio. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2005

Chief Compliance Officer of Specialized High Income Central Investment Portfolio. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Specialized High Income Central Investment Portfolio. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2005

Deputy Treasurer of Specialized High Income Central Investment Portfolio. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Specialized High Income Central Investment Portfolio. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Specialized High Income Central Investment Portfolio. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)

Year of Election or Appointment: 2005

Assistant Treasurer of Specialized High Income Central Investment Portfolio. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (52)

Year of Election or Appointment: 2005

Assistant Treasurer of Specialized High Income Central Investment Portfolio. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (51)

Year of Election or Appointment: 2005

Assistant Treasurer of Specialized High Income Central Investment Portfolio. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Specialized High Income Central Investment Portfolio. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Specialized High Income Central Investment Portfolio. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on August 16, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
Albert R. Gamper, Jr.
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
Robert M. Gates
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
George H. Heilmeier
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
Edward C. Johnson 3d
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
Stephen P. Jonas
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
James H. KeyesB
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
Ned C. Lautenbach
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
William O. McCoy
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
Robert L. Reynolds
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
Cornelia M. Small
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
William S. Stavropoulos
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
Kenneth L. Wolfe
Affirmative	6,471,924,452.70	100.000
Withheld	0.00	00.000
TOTAL	6,471,924,452.70	100.000
A Denotes trust-wide proposal and voting results. B Effective on or about January 1, 2007.

Annual Report

Item 2. Code of Ethics

As of the end of the period, August 31, 2006, Fidelity Central Investment Portfolios LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, which applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the four month period ended August 31, 2006 and the fiscal years ended April 30, 2006 and April 30, 2005, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Specialized High Income Central Investment Portfolio (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2006A	2006A	2005A,D
Fidelity Specialized High Income Central Investment Portfolio	$35,000B	$39,000	$0
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$6,100,000C	$5,900,000	$4,700,000
A	Aggregate amounts may reflect rounding.
B	For the four month period ended August 31, 2006.
C	For the twelve month period ended August 31, 2006.
D

No Audit Fees were billed by Deloitte Entities for professional services rendered for the audit of the annual financial statements, or services that are normally provided in connection with the statutory and regulatory filings or engagements, to Fidelity Specialized High Income Central Investment Portfolio, as the fund did not commence operations until September 20, 2005.

(b) Audit-Related Fees.

For the four month period ended August 31, 2006 and the fiscal years ended April 30, 2006 and April 30, 2005 the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2006A,B	2006A	2005A,C
Fidelity Specialized High Income Central Investment Portfolio	$0	$0	$0
A	Aggregate amounts may reflect rounding.
B	For the four month period ended August 31, 2006.
C

No Audit-Related Fees were billed by Deloitte Entities for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees to Fidelity Specialized High Income Central Investment Portfolio, as the fund did not commence operations until September 20, 2005.

For the four month period ended August 31, 2006 and the fiscal years ended April 30, 2006 and April 30, 2005, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the fund ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2006A,B	2006A,C	2005A,C
Deloitte Entities	$0	$0	$0
A	Aggregate amounts may reflect rounding.
B	For the four month period ended August 31, 2006.
C	May include amounts billed prior to the fund's commencement of operations.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

For the four month period ended August 31, 2006 and the fiscal years ended April 30, 2006 and April 30, 2005, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2006A,B	2006A	2005A,C
Fidelity Specialized High Income Central Investment Portfolio	$8,500	$4,300	$0
A	Aggregate amounts may reflect rounding.
B	For the four month period ended August 31, 2006.
C

No Tax Fees were billed by Deloitte Entities for services rendered for tax compliance, tax advice, and tax planning for Fidelity Specialized High Income Central Investment Portfolio as the fund did not commence operations until September 20, 2005.

For the four month period ended August 31, 2006 and the fiscal years ended April 30, 2006 and April 30, 2005, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2006A,B	2006A,C	2005A,C
Deloitte Entities	$0	$0	$0
A	Aggregate amounts may reflect rounding.
B	For the four month period ended August 31, 2006.
C	May include amounts billed prior to the fund's commencement of operations.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

For the four month period ended August 31, 2006 and the fiscal years ended April 30, 2006 and April 30, 2005, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the fund is shown in the table below.

Fund	2006A,B	2006A	2005A,C
Fidelity Specialized High Income Central Investment Portfolio	$0	$0	$0
A	Aggregate amounts may reflect rounding.
B	For the four month period ended August 31, 2006.
C	No Other Fees were billed by Deloitte Entities for all other non-audit services rendered to Portfolio as the fund did not commence operations until September 20, 2005.

For the four month period ended August 31, 2006 and the fiscal years ended April 30, 2006 and April 30, 2005, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2006A,B	2006A,C	2005A,C
Deloitte Entities	$93,000	$160,000	$400,000
A	Aggregate amounts may reflect rounding.
B	For the four month period ended August 31, 2006.
C	May include amounts billed prior to the fund's commencement of operations.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2006, April 30, 2006 and April 30, 2005 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2006, April 30, 2006 and April 30, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2006, April 30, 2006 and April 30, 2005 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2006, April 30, 2006 and April 30, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2006, April 30, 2006 and April 30, 2005 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2006, April 30, 2006 and April 30, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

(f) Not Applicable.

(g) For the four month period ended August 31, 2006 and the fiscal years ended April 30, 2006 and April 30, 2005, the aggregate fees billed by Deloitte Entities of $310,000A,B, $510,000A,C and $700,000A,C for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2006A,B	2006A,C	2005A,C
Covered Services	$100,000	$160,000	$400,000
Non-Covered Services	$210,000	$350,000	$300,000
A	Aggregate amounts may reflect rounding.
B	For the four month period ended August 31, 2006.
C	May include amounts billed prior to the fund's commencement of operations.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the fund, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the fund and its related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 25, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 25, 2006